SCHEDULE OF REVENUE (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 25,314,688	$ 30,211,584	$ 57,501,370	$ 61,564,838
Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue			30,196,550	29,245,132
Sales of Airtime [Member]
Disaggregation of Revenue [Line Items]
Revenue			24,538,576	22,054,903
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 2,766,245	$ 10,264,804